Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 614	$ 1,276	$ 1,147
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on sale of business	0	(270)	0
Depreciation	388	354	328
Amortization	77	93	121
Stock-based compensation	115	109	98
Net realized capital gains	(96)	(146)	(20)
Benefit for deferred income taxes	(71)	(2)	(64)
Provision for doubtful accounts	39	61	32
Changes in operating assets and liabilities, net of effect of businesses acquired and dispositions:
Receivables	(158)	(180)	(264)
Other assets	426	(872)	(952)
Benefits payable	(413)	501	582
Other liabilities	937	(129)	413
Unearned revenues	(84)	3	155
Other	162	70	42
Net cash provided by operating activities	1,936	868	1,618
Cash flows from investing activities
Acquisitions, net of cash acquired	(7)	(38)	(18)
Proceeds from sale of business	0	1,061	72
Purchases of property and equipment	(527)	(523)	(528)
Proceeds from sales of property and equipment	0	1	0
Purchases of investment securities	(6,566)	(6,739)	(2,883)
Maturities of investment securities	1,426	1,065	885
Proceeds from sales of investment securities	4,312	5,493	2,409
Net cash (used in) provided by investing activities	(1,362)	320	(63)
Cash flows from financing activities
Receipts (withdrawals) from contract deposits, net	1,093	(296)	(919)
Proceeds from issuance of senior notes, net	0	0	1,733
(Repayments) proceeds from issuance of commercial paper, net	(2)	298	0
Repayment of long-term debt	0	0	(500)
Common stock repurchases	(104)	(385)	(872)
Dividends paid	(177)	(172)	(172)
Excess tax benefit from stock-based compensation	0	15	12
Change in book overdraft	(89)	(33)	(69)
Proceeds from stock option exercises and other, net	11	21	29
Net cash provided by (used in) financing activities	732	(552)	(758)
Increase in cash and cash equivalents	1,306	636	797
Cash and cash equivalents at beginning of year	2,571	1,935	1,138
Cash and cash equivalents at end of year	3,877	2,571	1,935
Supplemental cash flow disclosures:
Interest payments	185	187	143
Income tax payments, net	916	1,179	1,030
Details of businesses acquired in purchase transactions:
Fair value of assets acquired, net of cash acquired	7	38	18
Less: Fair value of liabilities assumed	0	0	0
Cash paid for acquired businesses, net of cash acquired	$ 7	$ 38	$ 18